Significant Accounting Policies - Summary of Sales Revenues Subject to Taxes and Contributions (Detail)	12 Months Ended
Dec. 31, 2020
Transaction Activities And Other Services
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	165.00%
Contribution on gross revenue for social security financing, rate	760.00%
Social security levied on gross revenue	4.50%
Transaction Activities And Other Services | Minimum
Disclosure of significant accounting policies [line items]
Tax on service	2.00%
Transaction Activities And Other Services | Maximum
Disclosure of significant accounting policies [line items]
Tax on service	5.00%
Subscription Services And Equipment Rental | Minimum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	0.65%
Contribution on gross revenue for social security financing, rate	3.00%
Subscription Services And Equipment Rental | Maximum
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	1.65%
Contribution on gross revenue for social security financing, rate	7.60%
Financial Income
Disclosure of significant accounting policies [line items]
Contribution on gross revenue for social integration program, rate	65.00%
Contribution on gross revenue for social security financing, rate	400.00%